Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Series A Previously Reported	Preferred Stock Series A	Common Stock February 2023 Public Offering	Common Stock February 2024 Public Offering	Common Stock Class D	Common Stock Class E	Common Stock Class C Common Stock	Common Stock Class F Common Stock	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital February 2023 Public Offering	Additional Paid-in Capital February 2024 Public Offering	Additional Paid-in Capital Class D	Additional Paid-in Capital Class E	Additional Paid-in Capital Class C Common Stock	Additional Paid-in Capital Class F Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit February 2023 Public Offering	Accumulated Deficit February 2024 Public Offering	Accumulated Deficit Class D	Accumulated Deficit Class E	Accumulated Deficit Class C Common Stock	Accumulated Deficit Class F Common Stock	Accumulated Deficit Previously Reported	Accumulated Deficit	February 2023 Public Offering	February 2024 Public Offering	Class D	Class E	Class C Common Stock	Class F Common Stock	Previously Reported	Total
Balance (in Shares) at Dec. 31, 2022	1	1							77,375	4,812
Balance at Dec. 31, 2022									$ 77	$ 5							$ 26,399,224	$ 26,399,296							$ (25,346,848)	$ (25,346,848)							$ 1,052,453	$ 1,052,453
Retrospective application of reverse recapitalization (in Shares)									(72,540)
Retrospective application of reverse recapitalization									$ (72)								72
Reverse stock split fractional stock round up (in Shares)									(23)
Redemption of Series A Preferred Stock (in Shares)		(1)
Redemption of Series A Preferred Stock
Issuance of common stock from the February 2024 Public Offering (in Shares)			6,017
Issuance of common stock from the February 2024 Public Offering			$ 5								$ 33,469																$ 33,474
Class D Pre-Funded Warrants exercise (in Shares)										699
Class D Pre-Funded Warrants exercise										$ 1								33																34
Alternative cashless exercise of Class C Common Stock Warrants (in Shares)										4,948
Alternative cashless exercise of Class C Common Stock Warrants										$ 5								5,526,282																5,526,287
RSU awards issued (in Shares)										8
RSU awards issued
Stock-based compensation expense																		155,721																155,721
Net loss																										(120,254)								(120,254)
Balance (in Shares) at Dec. 31, 2023									264,537	16,484
Balance at Dec. 31, 2023									$ 265	$ 16							32,114,552	32,114,801							(25,467,102)	(25,467,102)							6,647,715	6,647,715
Issuance of common stock from the February 2024 Public Offering (in Shares)										8,029
Issuance of common stock from the February 2024 Public Offering										$ 8								5,417,045																5,417,053
Class D Pre-Funded Warrants exercise (in Shares)					77,282
Class D Pre-Funded Warrants exercise					$ 78								$ 49																$ 127
Alternative cashless exercise of Class C Common Stock Warrants (in Shares)							212
Alternative cashless exercise of Class C Common Stock Warrants															$ 57,589																$ 57,589
Stock-based compensation expense																		32,094																32,094
Net loss																										(2,681,433)								(2,681,433)
Balance (in Shares) at Mar. 31, 2024										102,007
Balance at Mar. 31, 2024										$ 102								37,621,578								(28,148,535)								9,473,145
Balance (in Shares) at Dec. 31, 2023									264,537	16,484
Balance at Dec. 31, 2023									$ 265	$ 16							32,114,552	32,114,801							(25,467,102)	(25,467,102)							6,647,715	6,647,715
Retrospective application of reverse recapitalization (in Shares)									(248,029)
Retrospective application of reverse recapitalization									$ (249)								$ 249
Reverse stock split fractional stock round up (in Shares)									(24)
Issuance of common stock from the February 2024 Public Offering (in Shares)				8,029
Issuance of common stock from the February 2024 Public Offering				$ 8								$ 5,417,045																$ 5,417,053
Class D Pre-Funded Warrants exercise (in Shares)										77,282
Class D Pre-Funded Warrants exercise										$ 78								49																127
Alternative cashless exercise of Class C Common Stock Warrants (in Shares)										212
Alternative cashless exercise of Class C Common Stock Warrants																		57,589																57,589
Common stock issued for services (in Shares)										653
Common stock issued for services										$ 1								24,999																25,000
Class D Common Stock Warrants exercises (in Shares)					6,312
Class D Common Stock Warrants exercises					$ 6								241,384																241,390
Class D Warrant Inducement exercises (in Shares)					159,249	254,002
Class D Warrant Inducement exercises					$ 159	$ 254							$ 3,501,117	$ 3,687,664															$ 3,501,276	$ 3,687,918
Stock-based compensation expense																		168,850																168,850
Net loss																										(15,038,536)								(15,038,536)
Balance (in Shares) at Dec. 31, 2024										522,223
Balance at Dec. 31, 2024										$ 522								45,213,498								(40,505,638)								$ 4,708,382
Alternative cashless exercise of Class C Common Stock Warrants (in Shares)								383,005																										62,500
Alternative cashless exercise of Class C Common Stock Warrants								$ 383								$ (383)
Issuance of RSA’s										$ 59								(59)
Issuance of RSA’s (in Shares)										58,568
Stock-based compensation expense																		223,455																223,455
Net loss																										(2,051,085)								(2,051,085)
Balance (in Shares) at Mar. 31, 2025										963,796
Balance at Mar. 31, 2025										$ 964								$ 45,436,511								$ (42,556,723)								$ 2,880,752